Share capital and share based payments - Continuity of Options (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Number of options
Granted (in shares)	0	140,000
Exercised (in shares)	(745,517)	(1,133,482)
Options exercisable - End of year (in shares)	877,001	1,099,687
Weighted average exercise price
Exercised (in dollar per share)	$ 1.41	$ 1.29
Stock Option Plan
Number of options
Outstanding - Beginning of year (in shares)	1,865,519	3,409,886
Granted (in shares)	3,333	350,000
Forfeited or cancelled (in shares)	(29,334)	(760,885)
Exercised (in shares)	(745,517)	(1,133,482)
Outstanding - End of year (in shares)	1,094,001	1,865,519
Options exercisable - End of year (in shares)	877,001	1,099,687
Weighted average exercise price
Outstanding - Beginning of year (in dollar per share)	$ 1.69	$ 1.45
Granted (in dollar per share)	1.06	1.64
Forfeited or cancelled (in dollar per share)	1.06	1.19
Exercised (in dollar per share)	1.41	1.29
Outstanding - End of year (in dollar per share)	1.90	1.69
Options exercisable - End of year (in dollar per share)	$ 1.99	$ 2.02
Omnibus Incentive Plan
Number of options
Outstanding - Beginning of year (in shares)	35,000
Granted (in shares)		45,000
Forfeited or cancelled (in shares)		(10,000)
Exercised (in shares)	(11,666)	0
Outstanding - End of year (in shares)	23,334	35,000
Weighted average exercise price
Outstanding - Beginning of year (in dollar per share)	$ 2.09
Granted (in dollar per share)		$ 2.09
Forfeited or cancelled (in dollar per share)		2.09
Exercised (in dollar per share)	2.09
Outstanding - End of year (in dollar per share)	$ 2.09	$ 2.09